Pension Liabilities, Net (Schedule of changes in projected benefit obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Liability, Defined Benefit Plan [Abstract]
Projected benefit obligation at beginning of year	$ 2,123	$ 2,170
Interest cost	59	61
Expenses paid	(160)	(135)
Exchange rates differences	(187)	(78)
Actuarial (gain) loss	(22)	105
Projected benefit obligation at end of year	$ 1,813	$ 2,123
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest cost	Interest cost